Investments in and Advances to Nonconsolidated Affiliates (Tables)	12 Months Ended
Dec. 31, 2016
Investments in and Advances to Affiliates, Schedule of Investments [Abstract]
Schedule of Aggregate Equity and Cost Method Investments
Our investments, which are included in Other long-term assets in our consolidated balance sheets, consist of the following (in millions):

	As of December 31,
	2016	2015
Equity method investments:
Capital contributions	$0.9	$0.9
Cumulative share of income	97.8	88.0
Cumulative share of distributions	(86.0)	(77.5)
	12.7	11.4
Cost method investments:
Capital contributions, net of distributions and impairments	0.3	0.3
Total investments in and advances to nonconsolidated affiliates	$13.0	$11.7

Schedule of Combined Assets, Liabilities, and Equity of Equity Method Affiliates
Condensed statements of operations (in millions):

	For the Year Ended December 31,
	2016	2015	2014
Net operating revenues	$44.8	$36.5	$50.2
Operating expenses	(24.3)	(16.9)	(25.9)
Income from continuing operations, net of tax	20.5	18.9	30.9
Net income	20.5	18.9	30.9
The following summarizes the combined assets, liabilities, and equity and the combined results of operations of our equity method affiliates (on a 100% basis, in millions):

	As of December 31,
	2016	2015
Assets—
Current	$13.1	$7.8
Noncurrent	19.2	20.5
Total assets	$32.3	$28.3
Liabilities and equity—
Current liabilities	$2.7	$1.4
Noncurrent liabilities	0.2	0.1
Partners’ capital and shareholders’ equity—
HealthSouth	12.7	11.4
Outside partners	16.7	15.4
Total liabilities and equity	$32.3	$28.3